Lease obligations (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Operating lease right-of-use assets | $	$ 233		$ 406
Current portion of long-term operating lease obligations | $	118		170
Long-term operating lease obligations, net of current maturities | $	94		216
Total operating lease liabilities | $	$ 212		$ 386
ZHEJIANG TIANLAN
Property, plant and equipment, at cost		¥ 0		¥ 121,208
Accumulated depreciation and impairment losses		0		(71,508)
Property, plant and equipment, net		0		49,700
Current maturities of long-term debt		0		25,785
Total finance lease liabilities		¥ 0		¥ 25,785